Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,069,000
Previously Paid Amount	0.00
Total Fee Amount	3,660
Total Offset Amount	1,955.07
Net Fee	$ 1,704.93
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A